Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jan. 03, 2021
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	37,316,546
Fixed Capital [Member]
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	10,000
Variable Capital [Member]
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity	37,306,546
Betterware de México, S.A.P.I. de C.V. [member]
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		37,316,546	36,584,968
Betterware de México, S.A.P.I. de C.V. [member] | Fixed Capital [Member]
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		10,000	10,000
Betterware de México, S.A.P.I. de C.V. [member] | Variable Capital [Member]
Stockholders’ Equity (Details) - Schedule of stockholders’ equity number of shares [Line Items]
Number of shares of stockholders’ equity		37,306,546	36,574,968